Credit related Commitments and Contingent Liabilities - Other Commitments and Contingent Liabilities (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Other Commitments and Contingent Liabilities [Abstract]
Other contingent liabilities	€ 75.2	€ 73.0